Offerings	May 22, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock (par value $0.01 per share)
Fee Rate	0.01531%
Offering Note	(1) In reliance on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of the registration fee required in connection with this registration statement. In connection with the securities offered hereby, the registrant will "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. (2) There are being registered hereunder such indeterminate number of shares of common stock and preferred stock as may time to time be offered hereunder at indeterminate prices. Any securities registered hereunder may be sold separately or together with other securities registered hereunder.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock (par value $0.01 per share)
Fee Rate	0.01531%
Offering Note	See Note 1 above.